Invesco S&P 500 Equal Weight Utilities ETF
Invesco S&P 500® Equal Weight Utilities ETF Summary Information
Investment Objective
The Invesco S&P 500® Equal Weight Utilities ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Telecommunications Services & Utilities Index (to be designated the S&P 500® Equal Weight Utilities Plus Index as of September 24, 2018) (the “Underlying Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco S&P 500 Equal Weight Utilities ETF Invesco S&P 500 Equal Weight Utilities ETF
Management Fees	0.40%
Other Expenses	none
Total Annual Fund Operating Expenses	0.40%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Invesco S&P 500 Equal Weight Utilities ETF | Invesco S&P 500 Equal Weight Utilities ETF | USD ($)	41	128	224	505

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2017, the portfolio turnover rate of the Guggenheim S&P 500® Equal Weight Utilities ETF (the “Predecessor Fund”) was 11% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions. During the fiscal period November 1, 2017 to April 30, 2018, the portfolio turnover rate of the Predecessor Fund and the Fund was 7% of the average value of the portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index. The Underlying Index is an equal-weighted version of the S&P 500® Utilities Index.

Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is comprised of common stocks of companies in the utilities sector and telecommunication services sector of the S&P 500® Index. The Index Provider defines sectors according to the Global Industry Classification Standard (“GICS”). The utilities sector includes utility companies such as electric, gas and water utilities, independent power producers and energy traders and companies that engage in generation and distribution of electricity using renewable sources. The telecommunications services sector includes companies that provide communications services primarily through a fixed-line, cellular or wireless, high bandwidth and/or fiber optic cable network.

As of September 24, 2018, the Underlying Index will no longer be comprised of common stocks of companies in the telecommunication services sector. In the event there are fewer than 22 securities of utilities companies eligible for inclusion in the Underlying Index at the quarterly rebalance, the Underlying Index will be supplemented with the largest utilities companies in the S&P MidCap 400 Index based on float-adjusted market capitalization until the 22 security minimum is reached. Any supplementary companies that are added to the Underlying Index will remain in the Underlying Index until at least the next quarterly rebalance.

Unlike the S&P 500® Utilities Index, which employs a market capitalization weighted methodology, the Underlying Index is equal weighted, meaning that the Index Provider assigns each component security the same weight in the Underlying Index.

The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

The Fund is non-diversified and, therefore, is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2018, the Fund had significant exposure to the utilities sector and the electric utilities and multi-utilities industries. The Fund’s portfolio holdings, and the extent to which it concentrates in any industry or group of industries, are likely to change over time.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Electric Utilities and Multi-Utilities Industries Risk. The prices of securities in the electric utilities and multi-utilities industries may fluctuate significantly due to supply and demand, governmental regulation and environmental issues, economic conditions generally affecting electric and utilities companies, competitive pressures due to deregulation in the electric and utilities industries, increased sensitivity to the cost of energy production, and environmental factors such as conservation of natural resources or pollution control. Legislative or regulatory changes and increased government supervision may also affect companies in these industries.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Utilities Sector Risk. The companies in the utilities sector are subject to a variety of factors that may adversely affect their business or operations. The value of the securities of companies in the utilities sector are particularly vulnerable to high interest costs associated with capital construction and improvement programs, difficulty in raising adequate capital on reasonable terms in periods of high inflation and unsettled capital markets, governmental regulation and policies, costs associated with compliance, effects of economic slowdowns and surplus capacity, increased competition from other providers of utility services, technological innovations that may render existing plants, equipment or products obsolete, difficulty in obtaining regulatory approval of new technologies, and potential impact of terrorist activities or natural and man-made disasters on the utility industry and its customers.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund is the successor to the investment performance of the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on April 6, 2018. Accordingly, the performance information shown below for periods ending on or prior to April 6, 2018 is that of the Predecessor Fund. Updated performance information is available online at www.invesco.com/ETFs.
Annual Total Returns—Calendar Years

Best Quarter	Worst Quarter
15.63% (1st Quarter 2016)	(14.93)% (3rd Quarter 2008)
The return of the Fund for the year-to-date ending June 30, 2018 was 1.13%.
Average Annual Total Returns for the Periods Ended December 31, 2017
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns - Invesco S&P 500 Equal Weight Utilities ETF		1 Year	5 Years	10 Years
Invesco S&P 500 Equal Weight Utilities ETF		9.44%	11.87%	7.23%
Invesco S&P 500 Equal Weight Utilities ETF | Return After Taxes on Distributions		8.03%	10.24%	5.74%
Invesco S&P 500 Equal Weight Utilities ETF | Return After Taxes on Distributions and Sale of Fund Shares		5.35%	8.58%	5.00%
S&P 500® Equal Weight Telecommunication Services & Utilities Index (reflects no deduction for fees, expenses or taxes)	[1]	9.95%	12.36%	7.76%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	[2]	21.83%	15.79%	8.50%
S&P 500® Utilities Index (reflects no deduction for fees, expenses or taxes)	[3]	12.11%	12.62%	6.31%
[1]	Due to the renaming of the Sector, the Fund has elected to use the S&P 500® Equal Weight Utilities Plus Index effective September 24, 2018, and will no longer use the S&P 500® Equal Weight Telecommunication Services & Utilities Index.
[2]	The Fund has elected to use the S&P 500® Index to provide an additional measure of comparison to the Fund's performance.
[3]	The Fund has elected to no longer use the S&P 500® Utilities Index as an additional measure of comparison to the Fund's performance.